Operating lease obligation (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease Obligation
Schedule of operating lease obligation
	December 31, 2023	December 31, 2024	December 31, 2024
	S$’000	S$’000	US$’000

Current portion	49	76	56
Non-current portion	-	59	43
	49	135	99

Schedule of maturities lease payments

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of December 31, as follow:

Twelve months ending December 31,	Minimum lease payment
S$’000

2025	81
2026	60
Total future lease payment	141
Amount representing interest	(6)
Present value of operating lease liabilities	135
Less: current portion	(76)
Non-current portion	59

Summary of supplemental operating lease

The following summarizes other supplemental information about the Company’s operating leases as of December 31, 2024:

Weighted average discount rate	5%
Weighted average remaining lease term (years)	1.83